Consolidated Statements of Comprehensive Loss - SGD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Profit (loss) [abstract]
Revenue from external customers	$ 135,925,000	$ 100,711,000	$ 82,095,000
Other income	2,787,000	1,723,000	2,801,000
Other gains/(losses) - net	21,870,000	(124,961,000)	14,680,000
Venue costs	(6,864,000)	(5,859,000)	(3,769,000)
Sales and marketing cost	(20,955,000)	(26,297,000)	(17,325,000)
Sales commission	(11,163,000)	(7,880,000)	(4,927,000)
Impairment loss on financial assets	(1,180,000)	(2,138,000)	(2,271,000)
Depreciation and amortisation expense	(21,172,000)	(14,032,000)	(9,554,000)
Impairment of intangible assets	0	(8,000)	(806,000)
IT and internet expenses	(11,313,000)	(7,882,000)	(5,678,000)
Legal and professional	(7,596,000)	(9,807,000)	(1,446,000)
Legal and professional incurred for IPO	(16,570,000)	(6,070,000)	0
Share listing expense	(104,950,000)	0	0
Employee compensation	(69,977,000)	(65,184,000)	(47,115,000)
Non-executive directors remuneration	(2,356,000)	(2,503,000)	(590,000)
Staff cost	(2,166,000)	(1,290,000)	(816,000)
Office rental	(71,000)	(91,000)	(74,000)
Finance cost	(2,396,000)	(13,909,000)	(16,446,000)
Other expenses	(9,973,000)	(2,269,000)	(2,608,000)
Total expenses	(288,702,000)	(165,219,000)	(113,425,000)
Loss before income tax	(128,120,000)	(187,746,000)	(13,849,000)
Tax expense/(credit)	(1,100,000)	333,000	(559,000)
Net loss	(129,220,000)	(187,413,000)	(14,408,000)
Items that may be reclassified subsequently to profit or loss:
Currency translation differences arising from consolidation	(19,703,000)	5,672,000	(711,000)
Items that will not be reclassified subsequently to profit or loss:
Actuarial loss from post-employment benefits obligation	(15,000)	(36,000)	(54,000)
Other comprehensive (loss)/income, net of tax	(19,718,000)	5,636,000	(765,000)
Total comprehensive loss	$ (148,938,000)	$ (181,777,000)	$ (15,173,000)
(Loss) per share for loss attributable to equity holders of the Group
Basic loss per share	$ (0.84)	$ (2.03)	$ (0.26)
Diluted loss per share	$ (0.84)	$ (2.03)	$ (0.37)